Interim Condensed Consolidated Statements of Changes In Equity - EUR (€) € in Thousands	Total	Private Placement [Member]	At The Market Offer [Member]	Execution of rights and Warrants [Member]	Share Capital [Member]	Share Capital [Member] Private Placement [Member]	Share Capital [Member] Coil Acquistion [Member]	Share Capital [Member] At The Market Offer [Member]	Share Capital [Member] Execution of rights and Warrants [Member]	Share Premium [member]	Share Premium [member] Private Placement [Member]	Share Premium [member] Coil Acquistion [Member]	Share Premium [member] At The Market Offer [Member]	Share Premium [member] Execution of rights and Warrants [Member]	Accumulated Deficit [member]	Other Equity Components [Member]	Other Equity Components [Member] Coil Acquistion [Member]	Other Equity Components [Member] At The Market Offer [Member]	Other Equity Components [Member] Execution of rights and Warrants [Member]	Foreign Currency Translation Reserve [Member]
Balance at Dec. 31, 2021	€ 131,072				€ 44,480					€ 322,391					€ (243,896)	€ 5,496				€ 2,601
Total comprehensive (loss)/income for the period
Loss for the Period	(8,691)														(8,691)
Other comprehensive (loss)/income for the period	10,257															(7)				10,264
Total comprehensive income for the period	1,566														(8,691)	(7)				10,264
Transactions with owners of the Company
Capital increase	6,326				151					6,700						(525)
Share based payments	20,546															20,546
Total contributions and distributions	26,872				151					6,700						20,021
Total transactions with owners of the Company	28,438				151					6,700					(8,691)	20,014				10,264
Balance at Jun. 30, 2022	159,510				44,631					329,091					(252,587)	25,510				12,865
Balance at Dec. 31, 2022	169,150				45,769					378,240					(306,696)	41,240				10,597
Total comprehensive (loss)/income for the period
Loss for the Period	(70,632)														(70,632)
Other comprehensive (loss)/income for the period	(2,687)														0					(2,687)
Total comprehensive income for the period	(73,319)														(70,632)					(2,687)
Transactions with owners of the Company
Contributions of equity		€ 44,949	€ 6,216	€ 784		€ 2,260	€ 33	€ 307	€ 250		€ 42,689	€ 2,284	€ 5,909	€ 10,374			€ (2,317)	€ 0	€ (9,840)
Business combinations to be settled in equity instruments	1,332															1,332
Share based payments	10,675															10,675
Total contributions and distributions	63,956				2,850					61,256						(150)
Total transactions with owners of the Company	(9,363)				2,850					61,256					(70,632)	(150)				(2,687)
Balance at Jun. 30, 2023	€ 159,787				€ 48,619					€ 439,496					€ (377,328)	€ 41,090				€ 7,910